Current and Deferred Income Tax (Details) - Schedule of Deferred Tax Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Liabilities [Abstract]
Intangible assets	$ (37,659)	$ (39,481)
Right-of-use assets	(119,784)	(42,472)
Fixed assets	(913,369)	(276,699)
Convertible note	(182,600)
Marketable securities	(1,049,747)	(130,171)
Deferred tax liabilities	(2,303,159)	(488,823)
Set-off of tax	2,303,159	488,823
Net deferred tax liability